Finance Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Finance Expense
FINANCE EXPENSE
Interest expense – environmental rehabilitation	(11.7)	(12.1)	(10.7)
Unwinding of discount on silicosis settlement costs	(2.0)	(0.9)	—
Interest expense – finance lease liability	(0.2)	—	—
Interest expense – borrowings	(91.6)	(91.2)	(82.5)
Borrowing costs capitalised	17.5	22.9	15.1

Total finance expense	(88.0)	(81.3)	(78.1)